Issued Capital (Details)																					1 Months Ended																																2 Months Ended	6 Months Ended		12 Months Ended
	Sep. 13, 2022 AUD ($)	Sep. 13, 2022 USD ($) $ / shares shares	Apr. 13, 2022 USD ($) shares	Jan. 10, 2022 USD ($) shares	Jan. 03, 2022 AUD ($) shares	Jan. 03, 2022 USD ($) $ / shares shares	Jul. 06, 2021 AUD ($)	Jul. 06, 2021 USD ($) $ / shares shares	Mar. 04, 2021 AUD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 05, 2021 AUD ($)	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 02, 2021 AUD ($)	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 02, 2020 AUD ($)	Dec. 02, 2020 USD ($) $ / shares shares	Oct. 06, 2020 AUD ($)	Oct. 06, 2020 USD ($) $ / shares shares	Oct. 06, 2020 HKD ($)	Aug. 06, 2020 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Aug. 31, 2022 AUD ($)	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Jun. 29, 2022 AUD ($)	Jun. 29, 2022 USD ($) $ / shares shares	Apr. 30, 2022 AUD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 19, 2022 HKD ($) shares	Mar. 23, 2021 AUD ($) shares	Mar. 23, 2021 USD ($)	Feb. 22, 2021 AUD ($)	Feb. 22, 2021 USD ($) $ / shares shares	Dec. 21, 2020 AUD ($)	Dec. 21, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 17, 2020 AUD ($)	Sep. 17, 2020 USD ($) $ / shares shares	Sep. 15, 2020 AUD ($)	Sep. 15, 2020 USD ($) $ / shares shares	Aug. 31, 2020	Jul. 25, 2020 AUD ($)	Jul. 25, 2020 USD ($) $ / shares shares	Jul. 25, 2020 HKD ($)	Feb. 24, 2020 AUD ($)	Feb. 24, 2020 USD ($) $ / shares shares	Feb. 20, 2020 USD ($) $ / shares shares	Jan. 20, 2020 AUD ($) shares	Jan. 20, 2020 USD ($)	Jan. 19, 2020 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2021 AUD ($) $ / shares shares	Dec. 31, 2020 AUD ($) shares	Aug. 17, 2022 shares	Mar. 23, 2021 USD ($) $ / shares shares	May 12, 2020 shares	Jan. 20, 2020 USD ($) shares	Jan. 20, 2020 HKD ($) shares	Dec. 31, 2019 shares
Issued Capital (Details) [Line Items]
Issued shares		1,587,301	507,692	3,205,128				888,887		573,350													952,381	2,200,000		646,173		732,900		698,888	664,871	708,000			625,000			261,000											158,730	46,741				20,524,754		20,524,754	9,329,420	6,513,671	2,200,000	708,000		46,741	46,741
Share price per share (in Dollars per share) | (per share)		$ 1.26						$ 3.15		$ 4		$ 3.6125								$ 3			$ 1.26	$ 1.59		$ 4.5		$ 4.5		$ 4.5					$ 4														$ 10.5											$ 6.5
Subscription amount	$ 2,904,761	$ 2,000,000													$ 2,442,000	$ 1,800,000						$ 1,723,809	$ 1,200,000		$ 4,219,510	$ 2,907,786	$ 4,422,963	$ 3,298,060	$ 4,242,861	$ 3,145,000						$ 1,319,999	$ 1,000,000				$ 1,845,000	$ 1,350,000					$ 1,514,284	$ 1,000,000
Conversion of debt																	$ 1,007,751		$ 5,655,000																									$ 2,940,000	$ 2,100,000	$ 16,380,000
Services																																									$ 23,249	$ 17,035
Shares issued during period value new issues					$ 13,910,256		$ 3,846,261		$ 2,964,220		$ 13,176		$ 84,106											$ 5,082,000								$ 6,046,320		$ 3,162,500
Shares issued during period value issued for services | $						$ 10,000,000		$ 2,765,000		$ 2,293,400		$ 10,000		$ 64,100										$ 3,498,000									$ 4,602,000		$ 2,500,000
Net cash proceeds																																$ 6,013,000																												$ 4,577,000
Issue of convertible note			$ 1,650,000	$ 10,000,000																											$ 14,000,000
Convertible promissory note percentage																																																		10.00%	10.00%
Principal amount																				$ 650,000																														$ 2												$ 1	$ 14,000,000
Total interest																																																		$ 174,811	$ 125,852
Converted shares					3,205,128	3,205,128														507,692																																664,871
Purchase agreements individual investors					8	8
Issuance of convertible notes (in Dollars) | $						$ 10,000,000
Interest percentage						6.00%																																																7.00%		7.00%
Maturity date					2 years	2 years
Conversion price per share (in Dollars per share) | $ / shares						$ 3.12
Conversion of noteholder percentage					4.99%	4.99%
Subscription agreements amount																																																						$ 8,125,094	$ 5,500,000
Conversion price percentage																																																						25.00%	25.00%
Convert to shares percentage																																																						90.00%	90.00%
Shares issued																																																						20,524,754		20,524,754	9,329,420	6,513,671						3,377,386
Issued warrants (in Dollars)																																																	$ 126,984							$ 3,566,433
Share price per share (in Dollars per share) | $ / shares						$ 3.74																																											$ 10.5				$ 1.26
Warrants term					2 years	2 years																																															2 years
Exercise warrant holder					4.99%	4.99%																																															4.99%
Employee stock ownership plan percentage exercised																																											5.00%
Share option term																																																									10 years
Exceed percentage																																																									20.00%
Subsequent Event [Member]
Issued Capital (Details) [Line Items]
Issued shares																					163,053
Share price per share (in Dollars per share) | $ / shares																					$ 0.65
Shares issued during period value new issues | $																					$ 153,270
Shares issued during period value issued for services | $																					$ 105,984
Convertible Notes [Member]
Issued Capital (Details) [Line Items]
Conversion of debt																	$ 174,811	$ 125,852
Ordinary shares [Member]
Issued Capital (Details) [Line Items]
Issued shares												2,768		17,744		600,000		241,667																			307,692			500,000		450,000			700,000			158,730													126,984
Share price per share (in Dollars per share) | $ / shares														$ 3.6125		$ 3		$ 3.9																			$ 3.25			$ 3		$ 3			$ 3			$ 6.3
Shares issued during period value new issues | $																																								$ 1,500,000
Shares issued during period value issued for services | $																																							$ 2,060,000
Ordinary shares [Member] | Convertible Notes [Member]
Issued Capital (Details) [Line Items]
Issued shares																		46,741
Services [Member] | Ordinary shares [Member]
Issued Capital (Details) [Line Items]
Issued shares																																										4,471
Share price per share (in Dollars per share) | $ / shares																																										$ 3.81
Sunup Holdings Limited [Member]
Issued Capital (Details) [Line Items]
Equity interest percentage																																							51.00%	51.00%
Bottom of range [Member]
Issued Capital (Details) [Line Items]
Share price per share (in Dollars per share) | $ / shares																																						$ 3.5
Top of range [Member]
Issued Capital (Details) [Line Items]
Share price per share (in Dollars per share) | $ / shares																																						$ 3.7
IPO [Member]
Issued Capital (Details) [Line Items]
Shares issued																																																						1		1
Warrant period																																																						1 year	1 year
Note Warrant [Member]
Issued Capital (Details) [Line Items]
Issued warrants (in Dollars) | $						$ 8,000,000																																															$ 3,200,000
Convertible shares					2,139,032	2,139,032																																															2,539,682